Share-based Compensation - Summary of Share-based Compensation Expense Allocated in Combined and Consolidated Statements of Comprehensive Loss (Details) - 12 months ended Mar. 31, 2020
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	¥ 55,351	$ 7,817
Fulfillment expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	1,641
Sales and marketing expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	10,221
General and administrative expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	¥ 43,489